Note 7 Liquidity available by instrument (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BBVA SA [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	€ 16,004	€ 43,931	€ 48,271
BBVA SA [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	50,199	31,606	33,081
BBVA SA [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	194	919	3,450
BBVA SA [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	3,762	2,916	3,471
BBVA SA [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	46,537	44,324	22,708
BBVA SA [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	11	0	0
BBVA SA [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	116,706	123,696	110,981
BBVA Mexico [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	12,001	9,712	12,865
BBVA Mexico [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	8,783	20,345	13,974
BBVA Mexico [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	327	246	47
BBVA Mexico [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	159	132	35
BBVA Mexico [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	598	469	467
BBVA Mexico [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
BBVA Mexico [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	21,869	30,903	27,388
Garanti BBVA group [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	10,344	9,899	6,731
Garanti BBVA group [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	6,402	6,117	9,165
Garanti BBVA group [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	816	398	285
Garanti BBVA group [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	17,562	16,414	16,181
Other LMU [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	8,101	5,921	5,265
Other LMU [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	8,749	8,429	7,836
Other LMU [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Other LMU [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	31	0	1
Other LMU [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	926	753	1,035
Other LMU [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Other LMU [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	€ 17,806	€ 15,102	€ 14,136